As filed with the Securities and Exchange Commission on January 5, 2011

File Nos.  333-168196
814-00830

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

☒ Pre-Effective Amendment No. 4	☐ Post-Effective Amendment No.

FIRSTHAND TECHNOLOGY VALUE FUND, INC.
(Exact name of Registrant as Specified in Charter)

111 North Market Street, Suite 105, San Jose, California 95113
(Address of Principal Executive Offices)

(408) 886-7096
Registrant’s Telephone Number, including Area Code

Kevin M. Landis
SiVest Group, Inc.
111 North Market Street, Suite 105, San Jose, California 95113
 (Name and Address of Agent for Service)

Copies of all communications to:
Kelvin K. Leung, Esq.
SiVest Group, Inc.
111 North Market Street, Suite 105, San Jose, California 95113

David A. Hearth, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor, San Francisco, California 94105

Calculation of Registration Fee under the Securities Act of 1933:

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Stock $.001 par value per share	$150,000,000	$40	$150,000,000	$10,695*

*already paid.

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

FIRSTHAND FUNDS
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

Form N-14 Item No.		Prospectus/Proxy Statement Caption

Part A & Part B		See below.

Incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Form N-14 Registration Statement filed December 23, 2010.

The purpose of this filing is to amend and replace the pro forma Statement of Assets and Liabilities and the pro forma Portfolio of Investments in the SAI previously filed under Pre-Effective Amendment No. 3 to the Registrant’s Form N-14 Registration Statement filed December 23, 2010.

Part C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

Statement of Additional Information
Dated January __, 2011

FIRSTHAND FUNDS
111 NORTH MARKET STREET
Suite 105
San Jose, California 95113
Telephone:  888-884-2675

March __, 2011 Special Meeting of Shareholders of Firsthand Technology Value Fund

This SAI is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Firsthand Technology Value Fund (“TVF”) to be held on March __, 2011.  Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Firsthand Funds at the address or telephone number set forth above.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

Incorporation of Documents by Reference in this Statement of Additional Information

Further information about Firsthand Technology Value Fund (“TVF”), a series of Firsthand Funds are contained in (and incorporated herein by reference) in the current prospectus and combined SAI for TVF dated April 30, 2010, which have been filed electronically with the SEC. (SEC File Nos. 33-73832 and 811-8268).

Further information about Firsthand Technology Value Fund, Inc. (“BDC”), a Maryland corporation, are contained (and incorporated herein by reference) in the current prospectus and SAI for BDC dated December __, 2010 which have been filed electronically with the SEC. (SEC File Nos. 333-168195 and 814-00830).

The Annual Report for TVF, including its audited financial statements and related Report of Independent Registered Public Accounting firm for the year ended December 31, 2009 as well as the Semi-Annual Report of TVF, including its unaudited financial statements for the period ending June 30, 2010, are incorporated herein by reference.  These reports have been filed electronically with the SEC. (SEC File Nos. 33-73832 and 811-8268).

Table of Contents

General Information	3

Pro forma statement of assets and liabilities	4

Pro forma schedule of investments	5

General Information

The Reorganization contemplates the transfer of the assets and liabilities of TVF into a newly formed closed-end fund, which has elected to be treated as a business development company, called Firsthand Technology Value Fund, Inc. (“BDC”), in exchange for shares of the BDC.

The shares issued by BDC will have an aggregate dollar value equal to the aggregate dollar value of the shares of TVF that are outstanding immediately before the closing of the Reorganizations (less the expenses incurred in connection with the Reorganization).

Immediately after the Closing Date, TVF will distribute the BDC shares received in the Reorganization to its shareholders in liquidation of TVF.  Each shareholder owning shares of TVF on the Closing Date will receive shares of BDC, and will receive any unpaid dividends or distributions (if any) that were declared before the Closing Date on TVF’s shares.  The BDC will establish an account for each former shareholder of TVF reflecting the number of BDC shares distributed to that shareholder.  If the Reorganization Agreement is approved and consummated, TVF will transfer all of its respective assets and liabilities, as of the Closing Date, and all outstanding shares of TVF will be redeemed and canceled in exchange for shares of BDC.

For further information about the transaction, see the Proxy/Prospectus.

3

Pro Forma Statement of Assets and Liabilities
As of June 30, 2010 (unaudited)

	Firsthand Technology Value Fund®	BDC		Adjustments*	BDC (Pro Forma)**

ASSETS
Investment securities:
Total acquisition cost	$147,129,444	$—		$(121,811,659)	$25,317,785
Total market value	127,601,676	—		(102,283,891)	25,317,785
Cash	16,286,401	—		102,283,891	118,570,292
Seed Capital-BDC	—	100,000	#	—	100,000
Receivable for securities sold	157,997	—		—	157,997
Receivable from dividends, interest, and reclaims	1,712			—	1,712
Receivable for capital shares sold	6,234	—		—	6,234
Receivable from investment adviser	18	—		—	18
TOTAL ASSETS	144,054,038	100,000	#	—	144,154,038

LIABILITIES
Payable for estimated reorg expenses	—	—		420,000	420,000
Payable for securities purchased	921,480	—		—	921,480
Payable to affiliates	229,330	—		—	229,330
Payable for capital shares redeemed	100,952	—		—	100,952
TOTAL LIABILITIES	1,251,762	—		420,000	1,671,762
NET ASSETS	$142,802,276	$100,000	#	$(420,000)	$142,482,276

Shareholder Equity consist of:
Paid-in-capital	$1,857,364,301	$100,000	#	$(1,714,982,025)	$142,482,276
Accumulated net investment loss	(1,209,647)	—		1,209,647	—
Accumulated net realized losses from security transactions, foreign currency transactions, short sales and written options	(1,693,824,610)	—		1,693,824,610	—
Net unrealized appreciation (depreciation) on investments, foreign currency and written options	(19,527,768)	—		19,527,768	—
SHAREHOLDERS EQUITY	$142,802,276	$100,000	#	$(420,000)	$142,482,276

See accompanying notes to financial statements.

3

Pro Forma Statement of Assets and Liabilities
As of June 30, 2010 (unaudited)

Footnotes:

* The Adjustments column reflects the pro forma sale of the publicly traded liquid securities of TVF in connection with the Reorganization, which results in a reduction in “Total acquisition cost” as well as “Total market value” with a corresponding increase in cash. The line item titled “Paid in Capital-BDC” reflects seed capital of the BDC. The line item titled “Payable for estimated reorg expenses” reflects that as a result of the Reorganization, an estimated expense of $420,000 will be incurred, which will be deducted on closing from the assets of TVF.

** The BDC (Pro Forma) column reflects the pro forma assets and liabilities of the BDC if the Reorganization were to close on June 30, 2010.  The $25,317,785 amount in “Total acquisition cost” and “Total market value” reflects valuation of the illiquid securities held by TVF on June 30, 2010 that will not be disposed but instead transferred to the BDC in connection with the Reorganization. The valuation, of course, is calculated based on June 30, 2010 valuation which may not reflect current valuation of the securities.

# The Seed Capital for the BDC was fully paid in cash to the BDC on November 19, 2010.

See accompanying notes to financial statements.

4

PORTFOLIO OF INVESTMENTS, June 30, 2010 (unaudited)
Firsthand Technology Value Fund

	TVF (3)		BDC (4)		Adjustment (5)		BDC (6), (7)
	(as of June 30, 2010)						(pro forma as of June 30, 2010)
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Common Stocks
A123 Systems, Inc.*	452,000	$4,262,360	-	$-	(452,000)	$(4,262,360)	-	$-
Akamai Technologies, Inc.*	25,900	1,050,763	-	-	(25,900)	(1,050,763)	-	-
Amtech Systems, Inc.*	8,000	66,800	-	-	(8,000)	(66,800)	-	-
Broadcom Corp., Class A	181,600	5,987,352	-	-	(181,600)	(5,987,352)	-	-
Clearwire Corp., Class A*	298,600	2,173,808	-	-	(298,600)	(2,173,808)	-	-
Corning, Inc.	268,600	4,337,890	-	-	(268,600)	(4,337,890)	-	-
Ctrip.com International Ltd. - ADR*	50,000	1,878,000	-	-	(50,000)	(1,878,000)	-	-
Echelon Corp.*	439,600	3,222,268	-	-	(439,600)	(3,222,268)	-	-
Entropic Communications, Inc.*	227,200	1,440,448	-	-	(227,200)	(1,440,448)	-	-
Equinix, Inc.*	30,000	2,436,600	-	-	(30,000)	(2,436,600)	-	-
FLIR Systems, Inc.*	117,000	3,403,530	-	-	(117,000)	(3,403,530)	-	-
Intel Corp.	330,800	6,434,060	-	-	(330,800)	(6,434,060)	-	-
Intevac, Inc.*	571,700	6,100,039	-	-	(571,700)	(6,100,039)	-	-
Marvell Technology Group Ltd.*	155,900	2,456,984	-	-	(155,900)	(2,456,984)	-	-
McAfee, Inc.*	113,400	3,483,648	-	-	(113,400)	(3,483,648)	-	-
MEMC Electronic Materials, Inc.*	300,000	2,964,000	-	-	(300,000)	(2,964,000)	-	-
Microsoft Corp.	101,500	2,335,515	-	-	(101,500)	(2,335,515)	-	-
Microvision, Inc.*	150,100	444,296	-	-	(150,100)	(444,296)	-	-
Netflix, Inc.*	170,000	18,470,500	-	-	(170,000)	(18,470,500)	-	-
Newport Corp.*	217,000	1,966,020	-	-	(217,000)	(1,966,020)	-	-
QUALCOMM, Inc.	175,300	5,756,852	-	-	(175,300)	(5,756,852)	-	-
Quanta Computer, Inc. - GDR	31,815	289,618	-	-	(31,815)	(289,618)	-	-
Seagate Technology, Inc.*	176,000	2,295,040	-	-	(176,000)	(2,295,040)	-	-
Semiconductor Manufacturing International Corp. - ADR*	412,000	1,606,800	-	-	(412,000)	(1,606,800)	-	-
Shanda Interactive Entertainment Ltd. - ADR*	60,000	2,380,200	-	-	(60,000)	(2,380,200)	-	-
Silicon Genesis Corp.,	881,892	577,181	-	-	-	-	881,892	577,181
Common *(1)(2)			-	-			-
Solaicx Common (1)*	86,957	54,052	-	-	-	-	86,957	54,052
Synaptics, Inc.*	57,000	1,567,500	-	-	(57,000)	(1,567,500)	-	-
TiVo, Inc.*	395,400	2,918,052	-	-	(395,400)	(2,918,052)	-	-
VeriFone Holdings, Inc.*	350,500	6,634,965	-	-	(350,500)	(6,634,965)	-	-
Wave Systems Corp., Class A*	100,000	324,000	-	-	(100,000)	(324,000)	-	-
ZTE Corp.	1,065,000	3,275,598	-	-	(1,065,000)	(3,275,598)	-	-

Preferred Stock
UCT Coatings, Inc.,	500,000	1,875,000	-	-	-	-	500,000	1,875,000
Series B *(1)							0	0
Silicon Genesis Corp.,	82,914	316,191	-	-	-	-	82,914	316,191
Series 1-C *(1)(2)							0	0
Silicon Genesis Corp.,	850,830	1,254,098	-	-	-	-	850,830	1,254,098
Series 1-D *(1)(2)							0	0
Silicon Genesis Corp.,	5,704,480	5,198,949	-	-	-	-	5,704,480	5,198,949
Series 1-E *(1)(2)							0	0
Silicon Genesis Corp.,	912,453	921,514	-	-	-	-	912,453	921,514
Series 1-F *(1)(2)							0	0
IP Unity, Inc., Series C *(1)	1,932,222	1,932	-	-	-	-	1,932,222	1,932
IP Unity, Inc., Series E *(1)	193,042	1,930	-	-	-	-	193,042	1,930
SoloPower, Series A *(1)(2)	2,721,088	13,658,311	-	-	-	-	2,721,088	13,658,311
SoloPower, Series B *(1)(2)	228,779	1,220,113	-	-	-	-	228,779	1,220,113
Innovion Corp., Series C *(1)	1,575,322	15,753	-	-	-	-	1,575,322	15,753

5

Convertible Bonds
Innovion Corp., 9.5% (1)	401,609	$70,063	-	$-		-	$-	401,609	$70,063

Warrants
UCT Coatings, Inc.,	600,000	600	-	-		-	-	600,000	600
Common Warrant (1)								0	0
UCT Coatings, Inc.,	6,389	6	-	-		-	-	6,389	6
Common Warrant (1)								0	0
UCT Coatings, Inc.,	144,542	145	-	-		-	-	144,542	145
Common Warrant (1)
Silicon Genesis Corp.,	1,257,859	146,390	-	-		-	-	1,257,859	146,390
1-E Warrant *(1)(2)
Silicon Genesis Corp.,	94,339	0	-	-		-	-	94,339	-
1-E Warrant *(1)(2)
Silicon Genesis Corp.,	37,982	5,488	-	-		-	-	37,982	5,488
Common Warrant *(1)(2)
IP Unity, Inc., E-1 Warrant *(1)	69,496	69	-	-		-	-	69,496	69
Solaicx, Common Warrant *(1)	1,239	0	-	-		-	-	1,239	-

Participation Notes
Suzlon Energy Ltd., 0.00% 09/16/10*	257,000	320,385	-	-		(257,000)	(320,385)	-	-

Total Investments		127,601,676		-			(102,283,891)		25,317,785

BDC Seed Capital		-		100,000	(8)				100,000

BDC Reorganization Expenses		-		-			(420,000)		(420,000)

Other assets in excess of liabilities — 10.6%		15,200,600		-			102,283,891		117,484,491

Net Assets — 100.0%		$142,802,276		$100,000	(8)				$142,482,276

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Liability Co.
*	Non-income producing security.
(1)	Restricted security.
(2)	Affiliated issuer.
(3)	This column shows the portfolio holdings of TVF (in shares and market value) on June 30, 2010.
(4)	This column shows the portfolio holdings of the BDC (in shares and market value) on June 30, 2010 prior to the reorganization.
(5)
This column shows the adjustments that would occur if the Reorganization were to close on June 30, 2010.  While the sale of the liquid portfolio holdings of TVF is a taxable event, no taxable gain is expected to be recognized because TVF currently has sufficient capital loss carryforward to offset all potential taxable gains to be realized.

(6)	This column shows the pro forma Portfolio of Investments of the BDC if the Reorganization were to close on June 30, 2010.
(7)	No pro foma Statement of Operations is included because TVF and BDC have such different businesses that such a combined statement would not provide useful or meaningful disclosure.
(8)	The Seed Capital for the BDC was fully paid in cash to the BDC on November 19, 2010.

6

FIRSTHAND FUNDS

FORM N-14

PART C

OTHER INFORMATION

Item 15.	Indemnification.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (1) actual receipt of an improper benefit or profit in money, property or services or (2) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

Our charter authorizes us and our bylaws obligate us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan, limited liability company, or other enterprise as a director, officer, partner, member, manager, or trustee, and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity, from and against any claim or liability to which that individual may become subject or which that individual may incur by reason of his or her service in such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit us to indemnify and advance expenses to any individual who served a predecessor of us in any of the capacities described above and any of our employees or agents or any employees or agents of our predecessor. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Maryland law requires a corporation (unless its charter provides otherwise, which our charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or are threatened to be made, a party by reason of their service in those or other capacities unless it is established that (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (2) the director or officer actually received an improper personal benefit in money, property or services or (3) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to pay or reimburse reasonable expenses to a director or officer in advance of the final disposition of a proceeding upon the corporation’s receipt of (1) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (2) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The Investment Management Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, SiVest Group, Inc. (the “Investment Adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Investment Adviser’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Company.

The Administration and Accounting Agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, BNY Mellon Investment Servicing (US), Inc.(“BNY”) and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of BNY’s services under the Administration Agreement or otherwise as administrator for the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits.

Exhibit Number	Description
(1)(a)	Articles of Incorporation of the Registrant - Incorporated by reference to Registrant’s Form N-2 Registration Statement filed July 19, 2010.
(1)(b)	Articles of Amendment and Restatement – Incorporated by reference to Pre-effective Amendment No. 1 to the Registrant’s N-2 Registration Statement filed September 24, 2010.
(2)(a)	By-Laws of the Registrant - Incorporated by reference to Registrant’s Form N-2 Registration Statement filed July 19, 2010.
(2)(b)	Amended and Restated Bylaws of Registrant – Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Form N-2 Registration Statement filed September 24, 2010.
(3)	Not Applicable.
(4)
Agreement and Plan of Reorganization between Firsthand Technology Value Fund and Firsthand Technology Value Fund, Inc. – Incorporated by reference to the Registrant’s N-14 Registration Statement filed July, 19, 2010.

(5)	Not Applicable.
(6)
Form of Investment Management Agreement between Registrant and SiVest Group, Inc. – Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Form N-2 Registration Statement filed September 24, 2010.

(7)	Not Applicable.
(8)	Not Applicable.
(9)
Form of Custodian Services Agreement between Registrant and PFPC Trust Company – Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Form N-2 Registration Statement filed September 24, 2010.

(10)	Not Applicable.
(11)	Opinion and Consent of Counsel of Venable LLP – Incorporated by reference to Pre-effective Amendment No. 2 to the Registrant’s N-14 Registration Statement filed December 10, 2010.
(12)	Not Applicable.

(13)(a)
Form of Administration and Accounting Agreement between Registrant and BNY Mellon Investment Servicing (US), Inc. – Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Form N-2 Registration Statement filed September 24, 2010.

(13)(b)
Form of Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US), Inc. – Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Form N-2 Registration Statement filed September 24, 2010.

(14)	Consent of Independent Accountants of Tait, Weller & Baker LLP – filed herewith.
(15)	Not Applicable.
(16)	Powers of Attorney – Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Form N-2 Registration Statement filed September 24, 2010.
(17)	Form of Proxy Ballot – Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Form N-2 Registration Statement filed September 24, 2010.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Jose, in the State of California, on the 5th day of January, 2011.

FIRSTHAND TECHNOLOGY VALUE FUND, INC.

By:	/s/ Kevin Landis
Kevin Landis, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

________________*
Greg Burglin	Director	January 5, 2011

________________*
Rodney Yee	Director	January 5, 2011

________________*
Kimun Lee	Director	January 5, 2011

/s/ Kevin Landis
Kevin Landis	President and Chairman of	January 5, 2011
the Board of Directors

*By:	/s/ Kevin Landis___________
Kevin Landis, attorney-in-fact
pursuant to powers of attorney

INDEX OF EXHIBITS

(14)	Consent of Independent Accountants of Tait, Weller & Baker LLP

1